Earnings Per Share - Schedule of weighted average number of shares considers the ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Earnings Per Share [Abstract]
Net income/(loss) of the year	$ 40,343	$ 36,126	[1]	$ (106,992)	[1]
Number of ordinary shares issued at December 31 (in shares)	100,456	101,110		101,110
Weighted average basic number of ordinary shares (in shares)	101,006	101,110		98,143
Weighted average diluted number of shares (in shares)	101,006	101,110		98,143
Basic income/(loss) per share in the year (in dollars per share)	$ 0.40	$ 0.36	[1]	$ (1.09)	[1]
Diluted income/(loss) per share in the year (in dollars per share)	$ 0.40	$ 0.36	[1]	$ (1.09)	[1]
Earnings per shares held under put option (in shares)	903,075

[1]	Refer to Note 4. Independent Investigation and Restatement